Goodwill (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill carrying value
The carrying values of goodwill assigned to the Partnership's operating segments are as follows:

	As of
	March 24, 2012	September 24, 2011
Propane	$265,313	$265,313
Fuel oil and refined fuels	4,438	4,438
Natural gas and electricity	7,900	7,900

	$277,651	$277,651

The changes in carrying value of goodwill assigned to the Partnership's operating segments are as follows:

		Fuel oil and	Natural gas
	Propane	refined fuels	and electricity	Total
Balance as of September 25, 2010
Goodwill	$264,906	$10,900	$7,900	$283,706
Accumulated adjustments	-	(6,462)	-	(6,462)
	$264,906	$4,438	$7,900	$277,244

Balance as of September 24, 2011
Goodwill	$265,313	$10,900	$7,900	$284,113
Accumulated adjustments	-	(6,462)	-	(6,462)
	$265,313	$4,438	$7,900	$277,651

Goodwill acquired during fiscal 2011	$407	$-	$-	$407